UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Health Sciences Fund

7.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock Health Sciences Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 76.14%		$231,711,811
(Cost $198,303,885)

Agricultural Products 1.42%		4,323,800

Corn Products International, Inc.	130,000	4,323,800

Biotechnology 13.70%		41,682,996

Acorda Therapeutics, Inc. (I)	400,000	1,280,000
Adeza Biomedical Corp. (I)	100,000	1,520,000
Amgen, Inc. (I)	151,550	10,569,097
Celgene Corp. (I)(L)	70,000	3,352,300
Genentech, Inc. (I)(L)	64,750	5,233,095
Genzyme Corp. (I)	50,000	3,414,000
Gilead Sciences, Inc. (I)	67,000	4,119,160
Human Genome Sciences, Inc. (I)(L)	105,000	1,019,550
Invitrogen Corp. (I)(L)	60,000	3,707,400
Medarex, Inc. (I)(L)	275,700	2,577,795
OSI Pharmaceuticals, Inc. (I)(L)	60,000	2,003,400
Regeneration Technologies, Inc. (I)	280,000	1,635,200
Sirna Therapeutics, Inc. (I)(L)	249,900	1,251,999

Diversified Chemicals 2.84%		8,633,824

Bayer AG (Germany) (C)	175,500	8,633,824

Health Care Equipment 9.90%		30,125,098

ABIOMED, Inc. (I)(L)	100,000	1,366,000
ArthroCare Corp. (I)(L)	75,000	3,303,000
Baxter International, Inc.	116,000	4,872,000
Boston Scientific Corp. (I)	250,345	4,258,368
Cardica, Inc. (I)(L)	125,000	797,500
Electro-Optical Sciences, Inc. (I)	250,000	1,450,000
Haemonetics Corp. (I)	85,000	3,728,950
SonoSite, Inc. (I)	120,000	3,873,600
Stereotaxis, Inc. (I)(L)	305,600	2,612,880
The Cooper Companies, Inc.	31,000	1,370,200
Varian Medical Systems, Inc. (I)(L)	55,000	2,492,600

Health Care Facilities 0.82%		2,501,000

DaVita, Inc. (I)	50,000	2,501,000

Health Care Services 15.34%		46,684,525

AnorMED, Inc. (Canada) (I)	500,000	3,220,526
Aveta, Inc. (I)(S)	752,790	12,044,640
Cerner Corp. (I)(L)	73,500	2,975,280
Magellan Health Services, Inc. (I)	100,000	4,807,000
Medco Health Solutions, Inc. (I)	94,110	5,583,546
Nektar Therapeutics (I)(L)	442,000	7,204,600

John Hancock Health Sciences Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Omnicare, Inc.	75,000	3,394,500
OXiGENE, Inc. (I)	200,000	650,000
PDL BioPharma, Inc. (I)(L)	178,000	3,205,780
Santarus, Inc. (I)(L)	409,350	2,267,799
Systems Xcellence, Inc. (Canada) (I)	110,170	1,330,854

Health Care Supplies 2.43%		7,406,854

Bioenvision, Inc. (I)(L)	185,000	854,700
Healthcare Acquisition Corp. (I)	150,000	1,179,000
Minrad International, Inc. (I)(L)	156,810	624,104
Oracle Healthcare Acquisition Corp. (I)	138,000	1,145,400
PolyMedica Corp. (L)	75,000	2,903,250
Volcano Corp. (I)	80,000	700,400

Managed Health Care 1.44%		4,380,176

Aetna, Inc.	75,000	2,361,750
UnitedHealth Group, Inc.	42,200	2,018,426

Multi Utilities 1.62%		4,933,496

British Energy Group Plc. (United Kingdom) (I)	360,000	4,933,496

Pharmaceuticals 26.63%		81,040,042

Abbott Laboratories	120,700	5,765,839
Acadia Pharmaceuticals, Inc. (I)	175,000	1,125,250
Allergan, Inc.	30,000	3,235,500
Anesiva, Inc. (I)	450,000	3,285,000
Aspreva Pharmaceuticals Corp. (Canada) (I)	187,000	4,504,830
Astellas Pharma, Inc. (Japan)	105,150	4,190,012
AstraZeneca Plc (United Kingdom)	155,000	9,459,650
Barr Pharmaceuticals, Inc. (I)	55,000	2,736,800
Cubist Pharmaceuticals, Inc. (I)(L)	100,000	2,292,000
Johnson & Johnson	50,000	3,127,500
Labopharm, Inc. (Canada) (I)	340,000	2,111,400
MGI Pharma, Inc. (I)(L)	115,000	1,680,150
Nastech Pharmaceutical Co., Inc. (I)(L)	187,266	2,548,690
Novartis AG, American Depositary Reciept (ADR) (Switzerland)	145,000	8,151,900
Progenics Pharmaceuticals, Inc. (I)(L)	54,000	1,185,840
Roche Holding AG (Switzerland)	45,000	8,003,411
Schering-Plough Corp.	140,000	2,861,600
Sepracor, Inc. (I)(L)	35,000	1,729,000
Shire Plc, (ADR) (United Kingdom)	181,000	8,780,310
Wyeth	88,000	4,265,360

Issuer	Shares	Value

Warrants 0.08%		$256,500

(Cost $142,500)

Health Care Supplies 0.08%		256,500

Oracle Healthcare Acquisition Corp. (I)	150,000	256,500

John Hancock Health Sciences Fund Securities owned by the Fund on July 31, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 23.78%			$72,357,230
(Cost $72,357,230)

Joint Repurchase Agreement 6.56%			19,968,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 7-31-06 due 8-01-06 (Secured by U.S. Treasury
Inflation Indexed Bond 3.625% due 4-15-28)	5.250	19,968	19,968,000

		Shares

Cash Equivalents 17.22%			52,389,230

AIM Cash Investment Trust (T)		52,389,230	52,389,230

Total investments 100.00%			$304,325,541

Issuer		Shares	Value

Investments sold short			$3,046,000
(Proceeds $3,232,436)

Biotechnology			1,220,000

Amylin Pharmaceuticals, Inc. (I)		25,000	1,220,000
Pharmaceuticals			1,826,000

ImClone Systems, Inc. (I)		30,000	975,000
King Pharmaceuticals, Inc. (I)		50,000	851,000

John Hancock Health Sciences Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,044,640 or 3.96% of the Fund's total investments as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $270,803,615. Gross unrealized appreciation and depreciation of investments aggregated $47,234,222 and $13,712,296, respectively, resulting in net unrealized appreciation of $33,521,926.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q3 7/06
9/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: September 26, 2006